Notes on the consolidated statements of operations (Detail Textuals) € / shares in Units, Options in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Share Options € / shares shares	Dec. 31, 2016 EUR (€) Share shares	Dec. 31, 2015 EUR (€) shares
Consolidated Income Statement [Line Items]
Minimum Percentage of revenue or non-current assets for deemed countries as material and separately disclosed	10.00%
Termination benefits	€ 430,000	€ 765,000	€ 16,000
Termination expenses	1,238,000	123,000	16,000
Defined contribution retirement funds	845,000	628,000	€ 594,000
Amount of deferred tax liabilities on intangible assets	2,150,000	1,962,000
Gross operating loss carryforwards	22,733,000	0
Reduce future federal and state taxable income	16,356,000	€ 0
Capitalized deferred tax assets	€ 10,845,000
Weighted average number of ordinary shares outstanding | shares	230,000	25,000	25,000
Applicable tax rate	20.00%	50.00%	0.00%
Future federal statutory income tax rate	19.00%	18.00%
Research and development expense	€ 1,301,000	€ 566,000	€ 0
Affinitas GmbH
Consolidated Income Statement [Line Items]
Option Vesting Period	3 years
Outstanding stock options vested | Share	2,895	1,383
Exercisable options at reporting date | Share		1,170
Option outsanding at fixed valuation	€ 3,839,000
Option settled in cash	€ 78,000
Number of option share | Options	192
Remaining value of option outstanding	€ 3,161,000
Prepayment paid to selected participants	600,000
Equity value of affinitas	€ 90,000
Fixed valuation per share | € / shares	€ 1,601
Exercise Price Granted during the year	€ 1,000	€ 1,260	€ 1,317
Spark Networks Inc
Consolidated Income Statement [Line Items]
Expenses arising from Spark Merger	€ 276,000
Percentage of increase in conjunction with addition of resources	23.40%
Spark Networks Inc | 2017 Virtual stock option plan following merger
Consolidated Income Statement [Line Items]
Share based payment expense recognized for the equity settled options granted	€ 313,000	€ 0
Exercise Price Granted during the year	€ 10.62
Spark Networks Inc | 2007 Omnibus incentive plan prior merger
Consolidated Income Statement [Line Items]
Number of options vested | shares	50,150
Equity settlement option plan prior amount	€ 175,000
Effect from April 1, 2020
Consolidated Income Statement [Line Items]
Future federal statutory income tax rate	17.00%
Effect April 1, 2017
Consolidated Income Statement [Line Items]
Future federal statutory income tax rate		19.00%
U.S
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately	€ 295,000	€ 0
U.S | Effect from January 1, 2018
Consolidated Income Statement [Line Items]
Applicable tax rate	35.00%
Future federal statutory income tax rate	21.00%
Germany
Consolidated Income Statement [Line Items]
Amount of corporate tax	€ 39,002,000	32,912,000
Amount of trade tax payable	38,629,000	32,737,000
Unused tax loss carry forwards	4,127,000
France
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately	1,084,000	2,265,000
Israel
Consolidated Income Statement [Line Items]
Federal income tax carry-forwards approximately	€ 8,688,000	€ 0
Applicable tax rate	24.00%
Future federal statutory income tax rate	23.00%